Investment Objectives and Goals - Real Assets Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Cohen & Steers Real Assets Fund, Inc.
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objectives of Cohen & Steers Real Assets Fund, Inc. (the “Fund”) are to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments.